Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments Measured at Fair Value
	Fair Value Measurements
		Quoted Market Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	Level 1	Level 2	Level 3
Interest rate swap & foreign exchange hedges:
Assets
- as of December 31, 2017	$29	$-	$29	$-

Liabilities
- as of December 31, 2017	$638	$-	$638	$-
- as of December 31, 2016	$205	$-	$205	$-